UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010.

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:    Wynnefield Capital Management, L.L.C.

      Address: 450 Seventh Avenue, Suite 509, New York, New York 10123.

      Form 13F File Number: 28-7006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:    Joshua H. Landes
      Title:   Managing Member
      Phone:   (212) 760-0814

Signature, Place and Date of Signing:

      /s/ Joshua H. Landes            New York, NY             February 14, 2011

Report Type (Check one only):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Wynnefield Capital Management, L.L.C.

Report Summary:

      Number of Other Included Managers:                   0
      Form 13F Information Table Entry Total:             51
      Form 13F Information Table Value Total:   $203,545,000

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE
FOR THE QUARTER ENDED 12/31/2010

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                                            Title of                    Value                          Investment       Sole Voting
Name of Issuer                              Class        Cusip          (x$1000)      Shares           Discretion       Authority
------------------------------------------------------------------------------------------------------------------------------------
ALEXCO RESOURCE CORP                        COMM         01535P106         171           20,875        Sole                  20,875
AMERICA SERVICE GROUP INC                   COMM         02364L109         212           13,975        Sole                  13,975
AMERICAN INDEPENDENCE CORP                  COMM         026760405          61           12,600        Sole                  12,600
BREEZE-EASTERN CORP                         COMM         106764103      14,311        2,015,633        Sole               2,015,633
CAGLES INC-CLASS A                          COMM         127703106       2,130          244,807        Sole                 244,807
CDC SOFTWARE CORP-ADR                       ADRS         12507Y108       2,272          359,984        Sole                 359,984
COLONIAL FINANCIAL SERVICES INC             COMM         19566B101         154           12,628        Sole                  12,628
CORE-MARK HOLDING CO INC                    COMM         218681104      25,317          716,752        Sole                 716,752
CROWN CRAFTS INC                            COMM         228309100       8,095        1,573,573        Sole               1,573,573
EASYLINK SERVICES INTL-CL A                 COMM         277858106      10,357        2,553,726        Sole               2,553,726
EURAND NV                                   COMM         N31010106       9,809          850,738        Sole                 850,738
FEDERAL SIGNAL CORP                         COMM         313855108         892          130,000        Sole                 130,000
GLOBAL POWER EQUIPMENT GROUP INC            COMM         37941P306      16,325          714,798        Sole                 714,798
HANDY & HARMAN LTD                          COMM         410315105       4,990          438,219        Sole                 438,219
HECKMANN CORP                               COMM         422680108       2,248          435,000        Sole                 435,000
HEELYS INC                                  COMM         42279M107         334          110,000        Sole                 110,000
HOOPER HOLMES                               COMM         439104100          16           23,200        Sole                  23,200
ICON PLC - SPONSORED ADR                    ADRS         45103T107       8,747          399,700        Sole                 399,700
INDEPENDENCE HOLDING CO                     COMM         453440307         105           12,900        Sole                  12,900
INTEGRAL SYSTEMS INC/MD                     COMM         45810H107       6,001          605,540        Sole                 605,540
IPATH DOW JONES-AIG COMMDTY                 ETF          06738C778         157            3,200        Sole                   3,200
KID BRANDS INC                              COMM         49375T100       2,407          301,503        Sole                 301,503
LANDEC CORP                                 COMM         514766104       7,365        1,247,218        Sole               1,247,218
MAG SILVER CORP                             COMM         55903Q104         503           40,400        Sole                  40,400
MOTORCAR PARTS OF AMERICA IN                COMM         620071100       5,517          423,077        Sole                 423,077
MOUNTAIN PROVINCE DIAMONDS                  COMM         62426E402         671          102,485        Sole                 102,485
MVC CAPITAL INC                             COMM         553829102      22,301        1,567,480        Sole               1,567,480
NAPCO SECURITY SYSTEMS INC                  COMM         630402105          41           23,440        Sole                  23,440
NATURES SUNSHINE PRODS INC                  COMM         639027101      10,280        1,191,892        Sole               1,191,892
NEVADA GOLD & CASINOS INC                   COMM         64126Q206         627          615,188        Sole                 615,188
NOBEL LEARNING COMMUNITIES                  COMM         654889104       7,814        1,075,659        Sole               1,075,659
OBA FINANCIAL SERVICES INC                  COMM         67424G101         138           10,000        Sole                  10,000
ONVIA INC                                   COMM         68338T403          46           10,000        Sole                  10,000
OVERHILL FARMS INC                          COMM         690212105         309           55,701        Sole                  55,701
PEOPLES FEDERAL BANCSHARES I                COMM         711037101         130           10,000        Sole                  10,000
PHC INC-CL A (MASS)                         COMM         693315103         184          130,000        Sole                 130,000
PHYSICIANS FORMULA HOLDINGS                 COMM         719427106       1,507          497,890        Sole                 497,890
PILGRIM'S PRIDE CORP                        COMM         72147K108         177           25,000        Sole                  25,000
PLATINUM GROUP METALS LTD                   COMM         72765Q205         133           50,000        Sole                  50,000
PROSHARES ULTRA GOLD                        ETF          74347W601      10,056          142,200        Sole                 142,200
PROVIDENT FINANCIAL HLDGS                   COMM         743868101          72           10,000        Sole                  10,000
SONDE RESOURCES CORP                        COMM         835426107          80           22,180        Sole                  22,180
SUMMER INFANT INC                           COMM         865646103      13,604        1,861,406        Sole               1,861,406
TEAMSTAFF INC                               COMM         87815U303         613        1,744,092        Sole               1,744,092
U S ENERGY CORP - WYOMING                   COMM         911805109         152           25,000        Sole                  25,000
ULTRASHORT LEHMAN 20+ YEAR                  ETF          74347R297       1,951           52,680        Sole                  52,680
VCG HOLDING CORP                            COMM         91821K101          76           35,000        Sole                  35,000
VISHAY PRECISION GROUP INC                  COMM         92835K103         188           10,000        Sole                  10,000
VITACOST.COM INC                            COMM         92847A200       2,623          610,000        Sole                 610,000
WESTMORELAND COAL CO                        COMM         960878106       1,134           95,000        Sole                  95,000
WINTHROP REALTY TRUST                       REIT         976391300         142           11,091        Sole                  11,091